CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,970,183	$ 269,914	¥ 1,978,696
Restricted cash	132,000	18,084	210,000
Short-term investments (including the fair value measured investments of RMB310,547 and RMB333,764 as of December 31, 2023 and 2024, respectively)	583,764	79,975	410,547
Amount due from related parties, net (net of allowance for credit losses of RMB390 and RMB390 as of December 31, 2023 and 2024, respectively)	117,161	16,051	89,592
Inventories	535,070	73,304	1,017,155
Funds receivable from third party payment service providers	233,133	31,939	253,107
Prepayments and other receivables, net (net of allowance for credit losses of RMB16,054 and RMB17,809 as of December 31, 2023 and 2024, respectively)	598,045	81,932	567,622
Total current assets	4,169,356	571,199	4,526,719
Non-current assets:
Long-term investments (including the fair value measured investments of RMB12,310 and RMB57,660 as of December 31, 2023 and 2024, respectively)	556,136	76,190	467,095
Property, plant and equipment, net	156,532	21,445	148,223
Intangible assets, net	56,603	7,755	270,631
Other non-current assets	152,094	20,837	80,411
Total non-current assets	921,365	126,227	966,360
TOTAL ASSETS	5,090,721	697,426	5,493,079
Current liabilities:
Short-term borrowings	225,000	30,825	349,931
Accounts payable	171,356	23,476	532,293
Contract liabilities	98,834	13,540	119,715
Accrued expenses and other current liabilities	522,378	71,565	465,123
Accrued payroll and welfare	179,693	24,618	146,371
Amount due to related parties	109,730	15,033	78,032
Total current liabilities	1,306,991	179,057	1,691,465
Non-current liabilities:
Operating lease liabilities, non-current	79,934	10,951	22,495
Deferred tax liabilities	9,244	1,266	67,658
Total non-current liabilities	89,178	12,217	90,153
TOTAL LIABILITIES	1,396,169	191,274	1,781,618
SHAREHOLDERS' EQUITY
Additional paid-in capital	13,358,237	1,830,071	13,268,487
Treasury shares (US$0.001 par value, 12,240,463 and 16,439,902 shares as of December 31, 2023 and 2024, respectively)	(483,806)	(66,281)	(377,988)
Accumulated deficit	(9,171,363)	(1,256,472)	(9,163,134)
Accumulated other comprehensive loss	(9,469)	(1,297)	(16,825)
TOTAL SHAREHOLDERS' EQUITY	3,694,552	506,152	3,711,461
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	5,090,721	697,426	5,493,079
Common Class A
SHAREHOLDERS' EQUITY
Ordinary shares value	641	88	609
Common Class B
SHAREHOLDERS' EQUITY
Ordinary shares value	305	42	305
Common Class C
SHAREHOLDERS' EQUITY
Ordinary shares value	¥ 7	$ 1	¥ 7